Finance Lease Liabilities - Schedule of Future Minimum Lease Payments Under Finance Lease (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Future Minimum Lease Payments Under Finance Lease [Abstract]
2026	$ 27,990
2027	18,660
Total finance lease payments	46,650
Less: imputed interest	1,701
Total finance lease obligation	44,949
Less: current portion of finance lease liabilities	(26,585)	$ (25,609)
Long-term finance lease liabilities	$ 18,364	$ 45,189